INTANGIBLE ASSETS - Goodwill by cash generating units (Details) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Goodwill
Goodwill	$ 2,692,794	$ 2,678,965
Supervielle Seguros S.A. [member]
Goodwill
Goodwill	7,115	7,115
Cordial Compania Financiera S.A.
Goodwill
Goodwill	177,578	177,578
Banco Regional de Cuyo S.A. [member]
Goodwill
Goodwill	63,419	63,419
Invertir Online.Com Argentina S.A.U. [member]
Goodwill
Goodwill	1,355,982	1,355,982
Micro Lending S.A.U. [member]
Goodwill
Goodwill	1,067,660	1,067,660
Others [member]
Goodwill
Goodwill	$ 21,040	$ 7,211